Business Combinations - Summary of Purchase Price Allocations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 15, 2025	Mar. 31, 2025	Dec. 31, 2024	Apr. 01, 2024
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 44,114			$ 79,464
Trade and other receivables	64,499			205,952
Inventoried supplies and prepaid expenses	4,225			25,841
Property and equipment	29,960			590,083
Right-of-use assets	37,775			116,837
Intangible assets	140,111			254,394
Other assets	7,596			3,093
Trade and other payables	(11,004)			(127,005)
Income tax receivable (payable)	(1,601)			4,839
Employee benefits				(194)
Provisions				(87,716)
Other non-current liabilities				(213)
Long-term debt				(314,670)
Lease liabilities	(37,775)			(116,837)
Deferred tax liabilities	(35,771)			(127,590)
Total identifiable net assets	242,129			506,278
Total consideration transferred	343,871			1,040,980
Goodwill	101,742			534,702
Cash	245,373			1,037,427
Contingent consideration	98,498			3,553
Total consideration transferred	343,871			1,040,980
Hearn
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	43,775
Trade and other receivables	61,081
Inventoried supplies and prepaid expenses	3,377
Property and equipment	12,425
Right-of-use assets	37,619
Intangible assets	133,086
Other assets	7,586
Trade and other payables	(9,121)
Lease liabilities	(37,619)
Deferred tax liabilities	(36,179)
Total identifiable net assets	216,030
Total consideration transferred	304,295
Goodwill	88,265
Cash	208,790
Contingent consideration	95,505
Total consideration transferred	304,295	$ 304,300
Daseke
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents				46,242
Trade and other receivables				173,389
Inventoried supplies and prepaid expenses				20,997
Property and equipment				523,892
Right-of-use assets				107,676
Intangible assets				202,290
Other assets				3,093
Trade and other payables				(102,133)
Income tax receivable (payable)				5,663
Employee benefits				(194)
Provisions				(87,716)
Other non-current liabilities				(213)
Long-term debt				(314,670)
Lease liabilities				(107,676)
Deferred tax liabilities				(112,979)
Total identifiable net assets				357,661
Total consideration transferred				816,958
Goodwill				459,297
Cash				816,958
Total consideration transferred				816,958	$ 817,000
Daseke | Measurement Period Adjustment [Member]
Disclosure Of Business Combinations [Line Items]
Income tax receivable (payable)			$ (3,006)
Provisions			(29,793)
Deferred tax liabilities			12,817
Total identifiable net assets			(19,982)
Goodwill			$ 19,982
Others
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	339			33,222
Trade and other receivables	3,418			32,563
Inventoried supplies and prepaid expenses	848			4,844
Property and equipment	17,535			66,191
Right-of-use assets	156			9,161
Intangible assets	7,025			52,104
Other assets	10
Trade and other payables	(1,883)			(24,872)
Income tax receivable (payable)	(1,601)			(824)
Lease liabilities	(156)			(9,161)
Deferred tax liabilities				(14,611)
Total identifiable net assets	26,099			148,617
Total consideration transferred	39,576			224,022
Goodwill	13,477			75,405
Cash	36,583			220,469
Contingent consideration	2,993			3,553
Total consideration transferred	39,576			$ 224,022
Others | Measurement Period Adjustment [Member]
Disclosure Of Business Combinations [Line Items]
Deferred tax liabilities	$ (408)